Income Taxes - Schedule of Effective Income Taxes Rate (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax provision (benefit) at Federal statutory rate	(34.00%)	(34.00%)
Accrued compensation	1.19%	9.82%
Accrued interest expense	0.34%	9.73%
Stock based compensation	0.08%	0.32%
Depreciation and amortization	(0.21%)	0.13%
Other	0.05%	0.05%
Change in valuation allowance	32.55%	13.96%
Effective tax rate	0.00%	0.00%